Schedule of Debt (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	May 09, 2023
Short-Term Debt [Line Items]
Interest Rate		14.00%
Loan And Security Agreement [Member] | Navitas Term Loan [Member]
Short-Term Debt [Line Items]
Maturity Date	May 09, 2025	May 09, 2025
Interest Rate	15.00%		15.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Maturity Date	Jan. 24, 2025	Jul. 25, 2024
Interest Rate	18.00% [1]	18.00% [2]

[1]	Default interest was waived on March 10, 2023, and no further default interest applied on the Convertible Note for the remainder of the year.
[2]	Default interest was waived on March 10, 2023, and no further interest applied on the Convertible Note for the remainder of the year.